AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                                       and
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
               Ameritas Low Load Variable Universal Life ("LLVL")
        Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                 Ameritas No Load Variable Annuity ("NLVA 4080")
                         Prospectuses Dated May 1, 2005
                        Supplement Dated February 6, 2006

Effective February 6, 2006, Scudder Investments VIT Funds is changing its brand name from Scudder to DWS Scudder. At that same time it is changing the names of its portfolios as follows:

          Scudder VIT Equity 500 Index Fund to DWS Equity 500 Index VIP
             (Offered in LLSVUL only.)

          Scudder VIT Small Cap Index Fund to DWS Small Cap Index VIP
             (Offered in all three products.)

Therefore, in each prospectus, all references to the Scudder brand name are changed to DWS Scudder and all references to these portfolios are changed to the DWS Scudder name.

     This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

        If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.










PF433 02/06